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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-10555

                          PIMCO Corporate Income Fund
               (Exact name of registrant as specified in charter)

                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                               New York, NY 10019
                    (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                      Date of fiscal year end: October 31

         Date of reporting period:  July 1, 2010 through June 30, 2011

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Item 1: Proxy Voting Record

Registrant : PIMCO Corporate Income Fund
Fund Name : PIMCO Corporate Income Fund


American
 International
 Group,
 Inc.

Ticker           Security ID:                          Meeting Date             Meeting Status
AIG              CUSIP 026874784                       05/11/2011               Voted
Meeting Type     Country of Trade
Annual           United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1                Elect Director Robert H. Benmosche    Mgmt        For         For         For
2                Elect Director W. Don Cornwell        Mgmt        For         For         For
3                Elect Director John H. Fitzpatrick    Mgmt        For         For         For
4                Elect Director Laurette T. Koellner   Mgmt        For         For         For
5                Elect Director Donald H. Layton       Mgmt        For         For         For
6                Elect Director Christopher S. Lynch   Mgmt        For         For         For
7                Elect Director Arthur C. Martinez     Mgmt        For         For         For
8                Elect Director George L. Miles, Jr.   Mgmt        For         For         For
9                Elect Director Henry S. Miller        Mgmt        For         For         For
10               Elect Director Robert S. Miller       Mgmt        For         For         For
11               Elect Director Suzanne Nora Johnson   Mgmt        For         For         For
12               Elect Director Morris W. Offit        Mgmt        For         For         For
13               Elect Director Ronald A. Rittenmeyer  Mgmt        For         For         For
14               Elect Director Douglas M. Steenland   Mgmt        For         For         For

15               Advisory Vote to Ratify Named         Mgmt        For         For         For
                  Executive Officers'
                  Compensation

16               Approve Securities Transfer           Mgmt        For         For         For
                  Restrictions

17               Ratify Tax Asset Protection Plan      Mgmt        For         For         For
                  (NOL
                  Pill)

18               Ratify Auditors                       Mgmt        For         For         For
19               Adopt Policy to Promote Responsible   ShrHldr     Against     For         Against
                  Use of Company Stock by Named
                  Executive Officers and
                  Directors


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SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                  PIMCO Corporate Income Fund

By (Signature and Title)*:     /s/ Brian Shlissel
                               --------------------------------------------
                               Name: Brian  Shlissel
                               Title: President and Chief Executive Officer

Date: August 29, 2011

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*  Print the name and title of each signing officer under his or her signature.